Commitments and Contingencies	6 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 24 – COMMITMENTS AND CONTINGENCIES

As of December 31, 2022, the Company had following lease commitments under non-cancelable agreements:

Future Lease Payments	Operating Lease	Finance Lease	Total
January 2022 to December 2022	$304,450	$76,402	$380,852
January 2023 to December 2023	304,450	76,402	380,852
January 2024 to December 2024	258,492	76,402	334,894
January 2025 to December 2025	28,717	76,402	105,119
January 2026 to December 2026	28,717	76,402	105,119
Thereafter	1,670,520	57,302	1,727,822
Total	$2,618,326	$439,312	$3,057,638